Promissory Note (Details) - USD ($)					6 Months Ended
	May 04, 2026	Apr. 28, 2026	Nov. 01, 2025	Oct. 29, 2025	Apr. 30, 2026
Promissory Note [Line Items]
Aggregate purchase price (in Dollars)				$ 20,000,000
Agreed to issue		630,000
Principal balance (in Dollars)					$ 210,000
Initial principal balance includes transaction expense amount (in Dollars)					$ 20,000
Common stock percentage					85.00%
Trading days					10 days
Purchase notice percentage (in Dollars per share)					$ 1.75
Outstanding balance percentage					120.00%
Pre-delivery Shares			630,000
Nominal fee (in Dollars)			$ 1,575
Remitted back (in Dollars)		$ 219
Promissory Note [Member]
Promissory Note [Line Items]
Promissory note balance (in Dollars)
Subsequent Event [Member]
Promissory Note [Line Items]
Number of pre-delivery shares returned or cancelled	630,000
Maximum [Member]
Promissory Note [Line Items]
Securities purchase agreement		4,189,453			2,000,000
Outstanding balance increase percent					18.00%
Net proceed (in Dollars)			3,230,000
Acknowledges received (in Dollars)		$ 4,191,247
Maximum [Member] | Common Stock [Member]
Promissory Note [Line Items]
Securities purchase agreement					250,000
Minimum [Member]
Promissory Note [Line Items]
Securities purchase agreement		1,575
Outstanding balance increase percent					10.00%
Net proceed (in Dollars)			$ 3,000,000
Acknowledges received (in Dollars)		$ 2,600,000
Class A Ordinary Shares [Member]
Promissory Note [Line Items]
Securities purchase agreement					630,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Promissory Note [Line Items]
Agreed to issue					22,883
Class A Ordinary Shares [Member] | Commitment Shares [Member]
Promissory Note [Line Items]
Agreed to issue			652,883
Class A Ordinary Shares [Member] | Maximum [Member]
Promissory Note [Line Items]
Agreed to issue			630,000